OTHER FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER FINANCIAL INFORMATION

NOTE 6 - OTHER FINANCIAL INFORMATION

Accrued Expenses

As of September 30, 2023 and December 31, 2022, accrued expenses consist of the following (in thousands):

	September 30, 2023	December 31, 2022

Accrued payroll	$1,203	$1,358
Accrued legal and other	680	473
Lab rebate liabilities	39	81

Total accrued liabilities	$1,922	$1,912

NOTE 6 - OTHER FINANCIAL INFORMATION

Accrued Expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2022	2021
Accrued payroll	$1,358	$1,397
Accrued legal and other	473	990
Lab rebate liabilities	81	466

Total accrued expenses	$1,912	$2,853